Share Capital and Equity Compensation	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Capital and Equity Compensation
13.
SHARE CAPITAL AND EQUITY COMPENSATION

Share Capital

Authorized and Issued

Upon incorporation on January 23, 2023, New LAC's authorized share capital was comprised of an unlimited number of common shares without par value and an unlimited number of preference shares without par value (the "Preference Shares").

On October 3, 2023, as part of the Arrangement, among other things: (i) each Old LAC shareholder exchanged its Old LAC common shares for Old LAC class A common shares and Old LAC preference shares; (ii) each Old LAC shareholder then transferred its Old LAC preference shares to New LAC in exchange for Common Shares; (iii) 1,000,000 Preference Shares were issued to Old LAC in exchange for the North American business assets contributed; (vi) all Preference Shares issued to Old LAC were redeemed by New LAC in consideration for an aggregate redemption amount, after which all such Preference Shares were cancelled; and (iii) the notice of articles and articles of New LAC (the "Articles") were amended to, among other things, eliminate the Preference Shares from the authorized share capital of New LAC such that, following such amendment, New LAC is authorized to issue only an unlimited number of common shares.

At December 31, 2023, 161,778 common shares were issued and outstanding.

Equity Incentive Plan

Prior to the Separation on October 3, 2023, Old LAC’s employees participated in Old LAC’s equity incentive plan in accordance with the policies of the TSX whereby, from time to time, at the discretion of the Old LAC’s board of directors, eligible directors, officers, employees and consultants were: (1) granted incentive stock options exercisable to purchase Old LAC common shares; and (2) awarded DSUs, RSUs and PSUs that, subject to a recipient’s deferral right in accordance with the Income Tax Act (Canada), convert automatically into Old LAC common shares upon vesting.

The exercise price of each stock option was based on the fair market price of Old LAC common shares at the time of grant. Stock options were granted for a maximum term of five years. There were no stock options outstanding at October 3, 2023.

In connection with the completion of the Separation, the Company adopted an equity incentive plan (the “Equity Incentive Plan”). The Equity Incentive Plan provides for the grant to eligible directors and employees of incentive stock options exercisable to purchase common shares, Company RSUs that convert automatically into common shares and Company PSUs that are subject to performance conditions and/or multipliers and designated as such in accordance with the Equity Incentive Plan that are settled for common shares. The Equity Incentive Plan also provides for the grant to eligible directors of Company DSUs which the directors are entitled to redeem for common shares following retirement or termination from the Board. The Company RSUs may vest immediately or one-third per year on each of the grant anniversary dates over a period of up to three years and Company PSUs generally vest after three years.

13.
SHARE CAPITAL AND EQUITY COMPENSATION (continued)

In connection with the Arrangement, holders of all awarded DSUs, RSUs and PSUs of Old LAC previously held (collectively, the "Old LAC Units") received, in lieu of such outstanding Old LAC Units, equivalent incentive securities of the Company and of Lithium Argentina. On October 3, 2023, the Company had 160,048 common shares issued and outstanding, and 225 DSUs, 2,171 RSUs and 1,037 PSUs were issued in connection with the Arrangement.

Restricted Share Units

Pursuant to the Arrangement, the holders of the Old LAC RSUs exchanged each Old LAC RSU for one New LAC RSU and 0.87 of a new Lithium Argentina RSU. New LAC RSUs issued to holders of Old LAC RSU who serve as a director, employee or consultant of Lithium Argentina rather than New LAC upon the Separation vested immediately on closing of the Separation, while RSUs issued to those who serve New LAC are subject to the vesting conditions of the original Old LAC awards.

From the date of Separation on October 3, 2023 to December 31, 2023, the Company granted 670 RSUs to its employees and consultants. The total estimated fair value of the RSUs was $4,878 based on the market of the Company’s shares on the grant date. As at December 31, 2023, there was $4,642 of total unamortized compensation cost relating to unvested RSUs.

During the year ended December 31, 2023, stock-based compensation expense related to RSUs of $3,462 was charged to operating expenses including $964 that relates to the period from January 1, 2023 to Separation on October 3, 2023 (2022 - $3,058; 2021 - $2,100) and $1,460 was capitalized to Thacker Pass project (2022 - $nil; 2021- $nil).

A summary of changes to the number of outstanding RSUs is as follows:

Number of RSUs
RSUs issued on Separation	2,171
Converted into shares	(1,191)
Granted	670
Balance, RSUs outstanding as at December 31, 2023	1,650

Deferred Share Units

Pursuant to the Arrangement, the holders of the Old DSUs exchanged each Old LAC DSU for one New LAC DSU and 0.87 of a new Lithium Argentina DSU.

A summary of changes to the number of outstanding DSUs is as follows:

Number of DSUs
DSUs issued on Separation	225
Converted into common shares	(130)
Balance, DSUs outstanding as at December 31, 2023	95

13.
SHARE CAPITAL AND EQUITY COMPENSATION (continued)

Performance Share Units

Pursuant to the Arrangement, the holders of the Old LAC PSUs exchanged each Old LAC PSU for one New LAC PSU and 0.87 of a new Lithium Argentina PSU. PSUs issued by New LAC in exchange for previously outstanding PSUs issued by Old LAC remain subject to the time-based vesting conditions of the original Old LAC PSUs and, upon the passage of the time-based vesting conditions, will be settled by the issuance of one common share, irrespective of the performance multiplier the Old LAC PSUs were previously subject to. Notwithstanding the foregoing, New LAC PSUs that replaced Old LAC PSUs that were fully vested and outstanding prior to the Separation were settled by New LAC, as applicable, in accordance with the performance multiplier applicable to the PSUs replaced.

As at December 31, 2023, there was $2,174 (2022 – $206) of unamortized compensation costs relating to unvested PSUs. During the year ended December 31, 2023, stock-based compensation expense related to PSUs of $4,126 was charged to operating expenses including $1,140 that relates to the period from January 1, 2023 to Separation on October 3, 2023 (2022 - $979; 2021 - $1,166) and $256 was capitalized to Thacker Pass project (2022 - $nil; 2021 - $nil).

A summary of changes to the number of outstanding PSUs is as follows:

Number of PSUs
PSUs issued on Separation	1,037
Converted into common shares	(409)
Balance, PSUs outstanding as at December 31, 2023	628